UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
				   [  ]  adds new holding entries.

Institutional Investment Manger Filing this Report:

Name: 	Regal Asset Management Corporation
	8201 Preston Road
	Suite 400
	Dallas, TX   75225

13F File Number: 28-3090

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Jay Thompson
Title:	Chief Operating Officer
Phone:	(214) 890-8808
Signature, Place, and Date of Signing:

Joseph W. Thompson, 	Dallas, Texas, 	May 3, 2000.

Report Type  (Check only one.):

[X]	13F HOLDINGS REPORT

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	$11,033,000

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FORM 13F INFORMATION TABLE
                       TITLE OF               VALUE     SHARES /    SH /     PUT /   INVSTMT  OTHER             VOTING AUTHORITY
    NAME OF ISSUER      CLASS      CUSIP     (x$1000)   PRN AMT      PRN     CALL    DSCRETN MANAGERS     SOLE  SHARED  NONE
American General Corp  CS          026351106       369       6,400   SH               SOLE                 6,400
Citigroup Inc          CS          172967101       297       5,000   SH               SOLE                 5,000
Costco Wholesale Corpo CS          22160K105       336       6,400   SH               SOLE                 6,400
Destron Fearing Corp   CS          250637105       272      50,000   SH               SOLE                50,000
Dataram Corp           CS          238108203       233      10,000   SH               SOLE                10,000
Esco Electronics Corp  CS          269030102       503      30,000   SH               SOLE                30,000
ESS Technology Inc     CS          269151106       365      21,000   SH               SOLE                21,000
First Australia Prime  CS          318653102       540     120,000   SH               SOLE               120,000
General Electric Co    CS          369604103       778       5,000   SH               SOLE                 5,000
Health Care Property I CS          421915109       509      20,000   SH               SOLE                20,000
ICU Medical Inc        CS          44930G107       243      13,500   SH               SOLE                13,500
IFLOW Corp             CS          449520303       229      40,000   SH               SOLE                40,000
Innodata Corp          CS          457642205       203      25,000   SH               SOLE                25,000
Keycorp                CS          493267108     1,212      64,000   SH               SOLE                64,000
Lincoln National Corp  CS          534187109       217       6,400   SH               SOLE                 6,400
NCAP                   CS          66704F106       725      50,000   SH               SOLE                50,000
Novell Inc             CS          670006105       366      12,800   SH               SOLE                12,800
Ontrack Data Internati CS          683372106       248      25,000   SH               SOLE                25,000
Plum Creek Timber Co I CS          729251108       485      20,000   SH               SOLE                20,000
Reliastar Financial Co CS          75952U103       372      10,944   SH               SOLE                10,944
Theragenics Corp       CS          883375107       492      37,500   SH               SOLE                37,500
Todd Shipyards Corp    CS          889039103       229      30,000   SH               SOLE                30,000
Titan Corp             CS          888266103       324       6,400   SH               SOLE                 6,400
UTILX Corp             CS          918031105       276      45,000   SH               SOLE                45,000
VDI MultiMedia         CS          917916108       477      33,900   SH               SOLE                33,900
Vivus Inc              CS          928551100       330      40,000   SH               SOLE                40,000
Workflow Management In CS          98137N109       403      15,000   SH               SOLE                15,000

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